Note 10 - Income Per Common Share - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Statement Line Items [Line Items]
Net income	$ 5,566	$ 5,290
Less: dividends on preferred shares	(247)	(542)
Profit (loss), attributable to ordinary equity holders of parent entity	$ 5,319	$ 4,748
Weighted average number of common shares outstanding (in shares)	27,441,082	21,123,559
Income per common share: (in CAD per share)	$ 0.19	$ 0.22